Note 2 - Summary of Significant Accounting Policies (Details Textual) - USD ($)	12 Months Ended
	Dec. 31, 2025	Feb. 12, 2025	Dec. 31, 2024
Cash	$ 0
Archimedes Tech SPAC Partners II Co
Cash	1,362,766		$ 0
Cash Equivalents, at Carrying Value	0		0
Asset, Held-in-Trust, Noncurrent	239,860,969		$ 0
Adjustments to Additional Paid in Capital, Stock Issued, Issuance Costs	117,194
Payments of Stock Issuance Costs	283,747
Accounts Payable and Accrued Liabilities, Noncurrent	$ 8,050,000
Class of Warrant or Right, Number of Securities Called by Warrants or Rights	11,920,000
Public Warrants [Member] | Archimedes Tech SPAC Partners II Co
Warrants and Rights Outstanding	$ 1,725,000
Warrants and Rights Outstanding, Fair Value Per Share		$ 0.15
Initial Public Offering and Private Placement [Member] | Archimedes Tech SPAC Partners II Co
Payments of Stock Issuance Costs	4,600,000
Accounts Payable and Accrued Liabilities, Noncurrent	8,050,000
Other Expenses	$ 525,520